Inventories (Tables)	12 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Schedule of Inventories
	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	USD
Raw materials	9,824,097	6,641,985	1,408,483
Work-in-progress	1,148,881	384,463	81,528
Finished goods	2,104,709	2,027,588	429,966
Goods-in-transit	653,730	711,981	150,981
Packaging materials	22,055	21,958	4,656
	13,753,472	9,787,975	2,075,614